Average Annual Total Returns{- Fidelity Disruptive Finance Fund} - 05.31 Fidelity Disruptive Funds-Retail Class, Loyalty Class 1, Loyalty Class 2, Class F Combo Pro-06 - Fidelity Disruptive Finance Fund
	Fidelity Disruptive Finance Fund Return Before Taxes Past 1 year	Fidelity Disruptive Finance Fund Return Before Taxes Since Inception		Fidelity Disruptive Finance Fund After Taxes on Distributions Past 1 year	Fidelity Disruptive Finance Fund After Taxes on Distributions Since Inception		Fidelity Disruptive Finance Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Disruptive Finance Fund After Taxes on Distributions and Sales Since Inception		Loyalty Class 1 Return Before Taxes Past 1 year	Loyalty Class 1 Return Before Taxes Since Inception		Loyalty Class 2 Return Before Taxes Past 1 year	Loyalty Class 2 Return Before Taxes Since Inception		Class F Return Before Taxes Past 1 year	Class F Return Before Taxes Since Inception		MS159 Past 1 year	MS159 Since Inception		IXXIL Past 1 year	IXXIL Since Inception
Total	23.09%	47.61%	[1]	22.51%	46.87%	[1]	13.96%	37.17%	[1]	23.34%	47.97%	[1]	23.68%	48.35%	[1]	24.25%	49.08%	[1]	18.90%	34.71%	[1]	14.47%	32.04%	[1]

[1]	(a)From April 16, 2020